Corporate information - Corporate reorganization and initial public offering (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands					12 Months Ended
	Sep. 22, 2020 USD ($) shares	Sep. 22, 2020 BRL (R$) shares	Sep. 18, 2020 R$ / shares shares	Sep. 02, 2020	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Reverse share split ratio				0.03226
Number of shares issued					271,271
Class A common shares | Initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued	6,000,000	6,000,000	6,000,000
Initial offering price | R$ / shares			R$ 16.00
Gross proceeds received as a result of IPO	$ 96,000	R$ 521,558
Net proceeds from the IPO	90,672	492,612
Underwriting discounts and commissions	5,328	28,946
Other offering expenses	$ 3,430	18,636
Share issuance costs | R$		R$ 47,582